Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, net

Note 4– Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,	As of December 31,
	2020	2019
Accounts receivable	$11,993,968	$9,900,458
Less: Allowance for doubtful accounts	(4,788,855)	(1,772,280)
Accounts receivable, net	$7,205,113	$8,128,178

Movements of allowance for doubtful accounts are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2019	2018
Allowance for doubtful accounts, beginning balance	$1,772,280	$1,769,468	$1,849,985
Add: Provision for doubtful accounts	2,740,639	26,297	19,778
Effects of foreign exchange rate	275,936	(23,485)	(100,295)
Allowance for doubtful accounts, ending balance	$4,788,855	$1,772,280	$1,769,468